Lease Obligations - Summary of Lease Obligations (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Lease Obligations [Line Items]
Acquisitions			$ 47,007
Lease payments	$ (34)	$ (420)	(292)
Dispositions		(10,457)
Current portion		409	722
Long-term		1,031	16,227
IFRS 16
Disclosure Of Lease Obligations [Line Items]
Balance, beginning of year		16,949	214
Adoption of IFRS 16			1,119
Acquisitions			15,179
Liabilities incurred		763	674
Lease payments		(937)	(778)
Dispositions		(735)	(468)
Interest expense		416	444
Foreign currency translation		(122)	565
Balance, end of year	$ 214	1,440	16,949
Current portion		409	722
Long-term		1,031	$ 16,227
IFRS 16 | Bridge Farm
Disclosure Of Lease Obligations [Line Items]
Dispositions		$ (14,894)